Revenue Contract costs, assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Jan. 01, 2018
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Liability, Current	$ 30,330		$ 30,330		$ 30,108
Contract with Customer, Liability	26,600	$ 21,700	26,600	$ 21,700	$ 26,400	$ 29,500
Contract with customer, liability, revenue recognized	$ 23,300	$ 22,200	$ 26,400	$ 29,500